Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

35. Subsequent events

Non-adjusting events after the reporting period

Capital commitment

In January 2022, Nokia agreed on capital commitment of USD 400 million to NGP Capital’s Fund V. The fund’s emphasis on companies developing emerging 5G use cases for industrial and business transformation aligns closely with Nokia’s technology leadership vision and its efforts to maximize the value shift towards cloud. Per industry standard practice, the capital will be called throughout the 10-year lifecycle of the fund.

Share buyback program

On 3 February 2022, Nokia announced that its Board of Directors is initiating a share buyback program under the current authorization from the AGM to repurchase shares. The program targets to return up to EUR 600 million of cash to shareholders in tranches over a period of two years, subject to continued authorization from the Annual General Meeting. Nokia launched the first phase of the program on 11 February 2022 with repurchases starting on 14 February 2022. For more details about the share buyback program and how Nokia plans to distribute funds to its shareholders, refer to Note 19, Equity.